UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2013
                                               --------------

Check here if Amendment [  ]; Amendment Number:
                                               --------------
     This Amendment (Check only one.):    [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          SILVER LAKE GROUP, L.L.C.
Address:       2775 Sand Hill Road, Suite 100
               Menlo Park, CA  94025

Form 13F File Number:  028-12791

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.*

Person Signing this Report on Behalf of Reporting Manager:

Name:          Karen M. King
Title:         Managing Director and Chief Legal Officer
Phone:         (650) 233-8158

Signature, Place, and Date of Signing:


  /s/ Karen M. King           Menlo Park, CA          May 7, 2013
--------------------          --------------          --------------
[Signature]                   [City, State]           [Date]


* The Reporting Manager does not have formal investment discretion with respect to all of the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the managers identified in the column captioned "Other Managers" relating to a given issuer. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any Other Included Manager exercises investment discretion or is a member of such a group with respect to such securities. Reference is made to reports filed under Sections 13(d), 13(g), and 16(a) for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any Other Included Manager and related entities.

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          5

Form 13F Information Table Entry Total:     6

Form 13F Information Table Value Total:     $634,867 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number  Name
---     --------------------  ----

1.      028-14942             Silver Lake Financial Associates, L.P.
2.      028-14019             Silver Lake Technology Associates II Cayman, L.P.
3.      028-14020             Silver Lake Technology Associates Sumeru, L.P.
4.      028-14670             Silver Lake Technology Associates III, L.P.
5.      028-15137             Silver Lake Technology Associates Kraftwerk, L.P.

                           FORM 13F INFORMATION TABLE
                           SILVER LAKE GROUP, L.L.C.
                       FOR QUARTER ENDED - MARCH 31, 2013


                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
------------------------ -------------- --------- -------- ------------------- ---------- -------- --------------------
                                                   VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS SOLE   SHARED   NONE
------------------------ -------------- --------- -------- ---------- --- ---- ---------- -------- ---- ---------- ----
GROUPON INC              COM CL A       399473107   38,746  6,331,116 SH       OTHER      4           0  6,331,116    0
NXP SEMICONDUCTORS N V   COM            N6596X109  276,007  9,112,148 SH       OTHER      2           0  9,112,148    0
POWER ONE INC            COM            73930R102   72,450 17,500,000 SH       OTHER      3           0 17,500,000    0
SOLARCITY CORP           COM            83416T100   53,664  2,842,372 SH       OTHER      5           0  2,842,372    0
SPANSION INC             COM CL A       84649R200  136,444 10,601,745 SH       OTHER      1,3         0 10,601,745    0
ZYNGA INC                CL A           98986T108   57,556 17,129,774 SH       OTHER      4           0 17,129,774    0